Goodwill and Intangible Assets, Net	12 Months Ended
Dec. 31, 2020
Goodwill And Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets, Net
(9)	GOODWILL AND INTANGIBLE ASSETS, NET
(a)	Goodwill

The goodwill balance as of December 31, 2019 and 2020 is resulted from the acquisition of Huanqiuyimeng, which is primarily attributable to the assembled workforce and established network of training centers around China and abroad.

ACG acquired 100% equity interests of Huanqiuyimeng and its subsidiaries in the year of 2019. This acquisition was accounted for under the acquisition method of accounting and the excess of fair values of the consideration and non-controlling interests over the fair value of the identifiable net assets of Huanqiuyimeng is recorded as goodwill of RMB 200,478,795.

In May and August 2020, the Group has disposed three campuses in relation to the junior art education service to third parties. A decrease in goodwill of RMB 5,723,832 allocated to these campuses within the junior art education service was recognized based on the relative fair values of the campuses being disposed of and the portion of the reporting unit retained.

The change in the carrying amount of goodwill by reporting unit is as follows:

	Overseas art study services	Others	Consolidate
	RMB	RMB	RMB
Balance as of December 31, 2018	—	—	—
Add: Acquisition of Huanqiuyimeng	176,046,647	24,432,148	200,478,795
Balance as of December 31, 2019	176,046,647	24,432,148	200,478,795
Less: Disposal of campuses in relation to junior art education service	—	(5,723,832)	(5,723,832)
Balance as of December 31,2020	176,046,647	18,708,316	194,754,963

The Company performs goodwill impairment testing on an annual basis and whenever events or changes in circumstances indicate that the carrying value of a reporting unit likely exceeds its fair value. This involves estimating the fair value of the reporting units using discounted cash flow models and the key assumptions used in the valuation models include forecasted revenue growth rates, forecasted operating margins and the discount rate.

(b)	Intangible assets

The following table summarizes the Company’s intangible assets, as of December 31, 2019 and 2020.

	December 31, 2019
	Gross carrying amount	Accumulated amortization /deduction	Impairment	Net carrying amount	Weighted average amortization period
	RMB	RMB	RMB	RMB	Years
Trademark (iii)	79,000,000	(3,291,667)	—	75,708,333	10
Non-compete arrangements (iii)	56,000,000	(3,888,889)	—	52,111,111	6
Order backlogs (iii)	4,000,000	(1,190,476)	—	2,809,524	1.4
Education assessment caseware (i)	9,251,887	(4,281,085)	—	4,970,802	5
Software platform of Project Shuang Chuang (ii)	10,844,339	(2,716,145)	(8,128,194)	—	5
Total intangible assets	159,096,226	(15,368,262)	(8,128,194)	135,599,770

	December 31, 2020
	Gross carrying amount	Accumulated amortization /deduction	Impairment	Net carrying amount	Weighted average amortization period
	RMB	RMB	RMB	RMB	Years
Trademark (iii)	79,000,000	(11,191,667)	—	67,808,333	10
Non-compete arrangements (iii)	56,000,000	(13,222,222)	—	42,777,778	6
Order backlogs (iii)	4,000,000	(4,000,000)	—	—	1.4
Education assessment caseware (i)	9,251,887	(6,131,462)	(3,120,425)	—	5
Total intangible assets	148,251,887	(34,545,351)	(3,120,425)	110,586,111

Total amortization expense recognized for the years ended December 31, 2018, 2019 and 2020 is allocated to the following expense items:

	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Cost of revenues	1,468,726	2,031,478	1,850,377
Sales and marketing	542,940	1,992,105	—
General and administrative	—	8,371,032	20,042,857
Total amortization expense	2,011,666	12,394,615	21,893,234

(i)

Education assessment caseware is the test content purchased for the Company’s strategic K-12 academic assessment business, which includes three subjects of Literature, Mathematics and English over six grades of junior and senior high school. The Company conducted impairment test and identified that no cash inflows were anticipated from the intangible assets relating to the education assessment caseware as of December 31, 2020. As a result, RMB 3,120,425 of impairment loss relating to intangible assets of education assessment caseware was recognized for the year ended December 31, 2020.

(ii)

Software platform of Project Shuang Chuang is the software platform purchased from a third party for providing vocational assessment and training services that focuses on the innovation related competencies of college students. The Company conducted impairment tests and identified that no cash inflows nor feasibility use was anticipated from the intangible assets and other non-current assets recorded relating to the software platform developed under Project Shuang Chuang as of December 31, 2019. As a result, RMB 8,932,439 of impairment loss relating to intangible assets and other non-current assets for software platform of Project Shuang Chuang were recognized for the year ended December 31, 2019. No impairment loss was recognized for the year ended December 31, 2018.

(iii)	Trademark, Non-compete arrangements and Order backlogs were recorded as a result of Huanqiuyimeng Acquisition. See note 3 for details.

As of December 31, 2020, the estimated amortization expense for the next five years is as follows:

December 31
RMB
2021	17,233,333
2022	17,233,333
2023	17,233,333
2024	17,233,333
2025	13,344,444